Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of Vanguard Variable Insurance
Funds and Shareholders of
Vanguard Variable Insurance Funds Balanced Portfolio
Vanguard Variable Insurance Funds Capital Growth Portfolio
Vanguard Variable Insurance Funds Conservative Allocation
Portfolio
Vanguard Variable Insurance Funds Diversified Value
Portfolio
Vanguard Variable Insurance Funds Equity Income Portfolio
Vanguard Variable Insurance Funds Equity Index Portfolio
Vanguard Variable Insurance Funds Global Bond Index
Portfolio
Vanguard Variable Insurance Funds Growth Portfolio
Vanguard Variable Insurance Funds High Yield Bond
Portfolio
Vanguard Variable Insurance Funds International Portfolio
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Vanguard Variable Insurance Funds Moderate Allocation
Portfolio
Vanguard Variable Insurance Funds Money Market Portfolio
Vanguard Variable Insurance Funds Real Estate Index
Portfolio
Vanguard Variable Insurance Funds Short-Term Investment-
Grade Portfolio
Vanguard Variable Insurance Funds Small Company Growth
Portfolio
Vanguard Variable Insurance Funds Total Bond Market Index
Portfolio
Vanguard Variable Insurance Funds Total International Stock
Market Index Portfolio
Vanguard Variable Insurance Funds Total Stock Market Index
Portfolio

In planning and performing our audits of the financial statements of Vanguard Variable Insurance Funds Balanced Portfolio, Vanguard Variable Insurance Funds Capital Growth Portfolio, Vanguard Variable Insurance Funds Conservative Allocation Portfolio, Vanguard Variable Insurance Funds Diversified Value Portfolio, Vanguard Variable Insurance
Funds Equity Income Portfolio, Vanguard Variable Insurance
Funds Equity Index Portfolio, Vanguard Variable Insurance
Funds Global Bond Index Portfolio, Vanguard Variable
Insurance Funds Growth Portfolio, Vanguard Variable
Insurance Funds High Yield Bond Portfolio, Vanguard
Variable Insurance Funds International Portfolio, Vanguard Variable Insurance Funds Mid-Cap Index Portfolio, Vanguard Variable Insurance Funds Moderate Allocation Portfolio,
Vanguard Variable Insurance Funds Money Market Portfolio, Vanguard Variable Insurance Funds Real Estate Index
Portfolio, Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio, Vanguard Variable Insurance
Funds Small Company Growth Portfolio, Vanguard Variable Insurance Funds Total Bond Market Index Portfolio,
Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio and Vanguard Variable Insurance
Funds Total Stock Market Index Portfolio (constituting
Vanguard Variable Insurance Funds, hereafter collectively referred to as the "Portfolios") as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-
CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of Vanguard Variable Insurance Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026